Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity File Number	000-51185
Entity Registrant Name	Signet International Holdings, Inc.
Entity Central Index Key	0001317833
Entity Tax Identification Number	16-1732674
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	205 Worth Avenue
Entity Address, Address Line Two	Suite 316
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	832-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false